Basis of presentation (Details)	12 Months Ended	18 Months Ended
	Mar. 31, 2024	Sep. 30, 2024
Psyence Australia Pty Ltd.
Investment in subsidiaries
% ownership	100.00%	100.00%
Pysence Biomed II Corp.
Investment in subsidiaries
% ownership	100.00%	100.00%
Newcourt Acquisition Corp.
Investment in subsidiaries
% ownership	100.00%	100.00%